TRANSFERS OF FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of transferred financial assets that are not derecognised in their entirety [text block] [Abstract]
Schedule of Transfered Assets and Liabilities [Text Block]
	2017		2016
	Carrying value of transferred assets £m	Carrying value of associated liabilities £m	Carrying value of transferred assets £m	Carrying value of associated liabilities £m
Repurchase and securities lending transactions
Trading and other financial assets at fair value through profit or loss	9,946	3,257	10,256	3,380
Available-for-sale financial assets	19,359	16,753	24,681	21,809
Loans and receivables:
Loans and advances to customers	–	–	583	–
Securitisation programmes
Loans and receivables:
Loans and advances to customers[1]	35,475	3,660	52,184	7,253
1	The carrying value of associated liabilities excludes securitisation notes held by the Group of £21,582 million (31 December 2016: £26,435 million).